SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 13, 2016	Feb. 29, 2016	Feb. 28, 2015
Subsequent Event
Total gross proceeds		$ 35	$ 21,695
Public Equity Offering September 23 2013
Subsequent Event
Aggregate number of common shares that may be that may be purchased from warrants		83,550
Exercise price, warrants		$ 32.50
Subsequent Event | Registered Direct Offering and Private Placement
Subsequent Event
Common shares issued	599,998
Aggregate number of common shares that may be that may be purchased from warrants	299,999
Price per common share and one half of a warrant	$ 7.25
Exercise price, warrants	$ 8.50
Total gross proceeds	$ 4,350,000
Period during which warrants are not exercisable	6 months + one day
Class Of Warrant Or Right Expiration Period	5 years
Subsequent Event | Public Equity Offering September 23 2013
Subsequent Event
Exercise price, warrants	$ 6.76